SHARE-BASED COMPENSATION - Stock Options Fair Value Inputs (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) year	Dec. 31, 2017 CAD year	Dec. 31, 2016 USD ($) year	Dec. 31, 2016 CAD year	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Share options
Weighted average risk-free interest rate	1.10%	1.10%	0.60%	0.60%
Weighted average expected volatility	66.00%	66.00%	62.00%	62.00%
Weighted average dividend yield	0.00%	0.00%	0.00%	0.00%
Weighted average expected life of options issued (years) | year	5.0	5.0	5.0	5.0
Weighted average grant-date fair value (C$ per share)	$ 2.89		$ 1.68
Weighted average share price at grant date (C$ per share)	5.24		3.26
Weighted average exercise price (C$ per share)	$ 5.24		$ 3.26
Deferred Share Units (DSUs)
Weighted average risk-free interest rate	0.70%	0.70%	0.00%	0.00%
Weighted average expected volatility	76.00%	76.00%	0.00%	0.00%
Weighted average dividend yield	0.00%	0.00%	0.00%	0.00%
Weighted average expected life of options issued (years) | year	1.0	1.0	0.0	0.0
Weighted average grant-date fair value (C$ per share) | CAD					CAD 5.19	CAD 0.00
Weighted average share price at grant date (C$ per share) | CAD		CAD 5.19		CAD 0.00